Vanguard® Core Bond ETF
Schedule of Investments (unaudited)
As of June 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (70.4%)
U.S. Government Securities (51.8%)
	United States Treasury Note/Bond	0.250%	9/30/25	1,500	1,414
[1]	United States Treasury Note/Bond	4.250%	10/15/25	1,178	1,167
	United States Treasury Note/Bond	5.000%	10/31/25	470	470
	United States Treasury Note/Bond	0.375%	11/30/25	258	242
	United States Treasury Note/Bond	4.000%	12/15/25	1,524	1,504
	United States Treasury Note/Bond	0.375%	1/31/26	678	632
[2]	United States Treasury Note/Bond	4.250%	1/31/26	3,625	3,590
	United States Treasury Note/Bond	4.000%	2/15/26	958	945
	United States Treasury Note/Bond	0.500%	2/28/26	15,139	14,093
	United States Treasury Note/Bond	2.500%	2/28/26	2,756	2,653
	United States Treasury Note/Bond	4.625%	2/28/26	399	398
	United States Treasury Note/Bond	4.500%	3/31/26	503	500
	United States Treasury Note/Bond	3.750%	4/15/26	2,641	2,594
	United States Treasury Note/Bond	3.625%	5/15/26	1,069	1,047
	United States Treasury Note/Bond	0.750%	5/31/26	3,006	2,788
	United States Treasury Note/Bond	4.875%	5/31/26	6,321	6,334
	United States Treasury Note/Bond	4.125%	6/15/26	682	674
	United States Treasury Note/Bond	0.875%	6/30/26	1,097	1,018
	United States Treasury Note/Bond	0.625%	7/31/26	824	758
	United States Treasury Note/Bond	4.625%	10/15/26	1,268	1,267
	United States Treasury Note/Bond	1.125%	10/31/26	1,175	1,084
	United States Treasury Note/Bond	4.625%	11/15/26	755	755
	United States Treasury Note/Bond	4.375%	12/15/26	1,226	1,218
	United States Treasury Note/Bond	4.000%	1/15/27	1,121	1,105
	United States Treasury Note/Bond	1.500%	1/31/27	2,601	2,407
	United States Treasury Note/Bond	2.250%	2/15/27	535	504
	United States Treasury Note/Bond	4.125%	2/15/27	1,941	1,919
	United States Treasury Note/Bond	1.875%	2/28/27	3,348	3,123
	United States Treasury Note/Bond	4.250%	3/15/27	700	694
	United States Treasury Note/Bond	2.500%	3/31/27	100	95
	United States Treasury Note/Bond	4.500%	4/15/27	1,805	1,802
	United States Treasury Note/Bond	0.500%	4/30/27	1,656	1,480
	United States Treasury Note/Bond	2.750%	4/30/27	1,487	1,417
	United States Treasury Note/Bond	4.500%	5/15/27	8,055	8,045
	United States Treasury Note/Bond	0.500%	5/31/27	2,801	2,495
	United States Treasury Note/Bond	2.625%	5/31/27	2,995	2,841
	United States Treasury Note/Bond	2.750%	7/31/27	1,644	1,561
	United States Treasury Note/Bond	0.375%	9/30/27	784	687
	United States Treasury Note/Bond	4.125%	10/31/27	856	846
	United States Treasury Note/Bond	1.250%	4/30/28	5,000	4,442
	United States Treasury Note/Bond	3.500%	4/30/28	651	630
	United States Treasury Note/Bond	1.000%	7/31/28	731	638
	United States Treasury Note/Bond	1.125%	8/31/28	1,094	958
	United States Treasury Note/Bond	1.250%	9/30/28	1,239	1,089
	United States Treasury Note/Bond	4.625%	9/30/28	141	142
	United States Treasury Note/Bond	4.875%	10/31/28	186	190
	United States Treasury Note/Bond	1.500%	11/30/28	708	627
	United States Treasury Note/Bond	4.000%	1/31/29	135	133
	United States Treasury Note/Bond	2.625%	2/15/29	491	455
	United States Treasury Note/Bond	1.875%	2/28/29	286	256
	United States Treasury Note/Bond	2.375%	3/31/29	1,527	1,397
	United States Treasury Note/Bond	4.125%	3/31/29	1,400	1,386
	United States Treasury Note/Bond	2.875%	4/30/29	5,492	5,136
	United States Treasury Note/Bond	2.375%	5/15/29	1,364	1,245
	United States Treasury Note/Bond	2.750%	5/31/29	3,874	3,599
	United States Treasury Note/Bond	3.250%	6/30/29	3,160	3,002
	United States Treasury Note/Bond	4.000%	2/28/30	140	137
	United States Treasury Note/Bond	3.625%	3/31/30	1,252	1,205
	United States Treasury Note/Bond	0.625%	5/15/30	756	611
	United States Treasury Note/Bond	3.750%	5/31/30	636	616
	United States Treasury Note/Bond	3.750%	6/30/30	261	253
	United States Treasury Note/Bond	4.000%	7/31/30	613	601

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	0.625%	8/15/30	2,200	1,763
	United States Treasury Note/Bond	4.125%	8/31/30	2,118	2,091
	United States Treasury Note/Bond	4.625%	9/30/30	1,086	1,101
	United States Treasury Note/Bond	4.375%	11/30/30	7,057	7,064
	United States Treasury Note/Bond	3.750%	12/31/30	1,427	1,379
	United States Treasury Note/Bond	4.000%	1/31/31	1,052	1,031
	United States Treasury Note/Bond	1.125%	2/15/31	1,516	1,240
	United States Treasury Note/Bond	4.250%	2/28/31	1,098	1,092
	United States Treasury Note/Bond	4.125%	3/31/31	4,730	4,668
	United States Treasury Note/Bond	4.625%	4/30/31	1,369	1,391
	United States Treasury Note/Bond	1.625%	5/15/31	2,179	1,829
	United States Treasury Note/Bond	1.250%	8/15/31	1,152	935
	United States Treasury Note/Bond	1.375%	11/15/31	791	643
	United States Treasury Note/Bond	1.875%	2/15/32	1,500	1,259
	United States Treasury Note/Bond	2.750%	8/15/32	300	267
	United States Treasury Note/Bond	3.500%	2/15/33	1,897	1,778
	United States Treasury Note/Bond	3.875%	8/15/33	2,393	2,303
	United States Treasury Note/Bond	4.375%	5/15/34	1,139	1,139
	United States Treasury Note/Bond	4.375%	11/15/39	2,349	2,323
	United States Treasury Note/Bond	4.625%	2/15/40	1,261	1,280
	United States Treasury Note/Bond	1.125%	5/15/40	1,162	714
	United States Treasury Note/Bond	4.375%	5/15/40	878	866
	United States Treasury Note/Bond	1.125%	8/15/40	369	225
	United States Treasury Note/Bond	3.875%	8/15/40	565	524
	United States Treasury Note/Bond	4.250%	11/15/40	1,500	1,452
	United States Treasury Note/Bond	4.750%	2/15/41	330	339
	United States Treasury Note/Bond	3.000%	5/15/42	196	157
	United States Treasury Note/Bond	3.250%	5/15/42	355	295
	United States Treasury Note/Bond	2.750%	8/15/42	328	252
	United States Treasury Note/Bond	3.375%	8/15/42	666	563
	United States Treasury Note/Bond	2.750%	11/15/42	325	249
	United States Treasury Note/Bond	4.000%	11/15/42	350	323
	United States Treasury Note/Bond	3.125%	2/15/43	623	504
	United States Treasury Note/Bond	3.875%	2/15/43	372	336
	United States Treasury Note/Bond	2.875%	5/15/43	181	140
	United States Treasury Note/Bond	3.875%	5/15/43	366	330
	United States Treasury Note/Bond	3.625%	8/15/43	3,006	2,611
	United States Treasury Note/Bond	4.375%	8/15/43	1,059	1,022
	United States Treasury Note/Bond	3.750%	11/15/43	3,586	3,169
	United States Treasury Note/Bond	4.750%	11/15/43	1,343	1,361
	United States Treasury Note/Bond	3.625%	2/15/44	1,616	1,399
	United States Treasury Note/Bond	4.500%	2/15/44	1,315	1,290
	United States Treasury Note/Bond	3.375%	5/15/44	753	627
	United States Treasury Note/Bond	3.000%	11/15/44	341	266
	United States Treasury Note/Bond	2.500%	2/15/45	800	570
	United States Treasury Note/Bond	3.000%	5/15/45	540	420
	United States Treasury Note/Bond	2.250%	8/15/46	295	197
	United States Treasury Note/Bond	2.875%	11/15/46	71	53
	United States Treasury Note/Bond	3.000%	2/15/47	705	540
	United States Treasury Note/Bond	3.000%	5/15/47	144	110
	United States Treasury Note/Bond	2.750%	8/15/47	202	147
	United States Treasury Note/Bond	3.375%	11/15/48	1,446	1,174
	United States Treasury Note/Bond	3.000%	2/15/49	550	417
[1,2]	United States Treasury Note/Bond	2.875%	5/15/49	2,079	1,536
	United States Treasury Note/Bond	2.250%	8/15/49	361	233
	United States Treasury Note/Bond	2.375%	11/15/49	1,975	1,311
	United States Treasury Note/Bond	2.000%	2/15/50	1,177	715
	United States Treasury Note/Bond	1.250%	5/15/50	983	487
	United States Treasury Note/Bond	1.375%	8/15/50	1,335	683
	United States Treasury Note/Bond	1.625%	11/15/50	1,008	552
	United States Treasury Note/Bond	1.875%	2/15/51	575	336
	United States Treasury Note/Bond	2.375%	5/15/51	925	609
	United States Treasury Note/Bond	2.000%	8/15/51	398	239
	United States Treasury Note/Bond	1.875%	11/15/51	2,012	1,168
	United States Treasury Note/Bond	2.250%	2/15/52	891	567
	United States Treasury Note/Bond	2.875%	5/15/52	450	330
	United States Treasury Note/Bond	3.000%	8/15/52	632	475
	United States Treasury Note/Bond	4.000%	11/15/52	900	820
	United States Treasury Note/Bond	3.625%	2/15/53	997	848
	United States Treasury Note/Bond	3.625%	5/15/53	2,269	1,931

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	4.125%	8/15/53	342	318
	United States Treasury Note/Bond	4.750%	11/15/53	3,039	3,142
	United States Treasury Note/Bond	4.250%	2/15/54	1,934	1,842
					184,274
Conventional Mortgage-Backed Securities (18.6%)
[3,4]	Ginnie Mae II Pool	2.000%	7/15/54	2,500	2,019
[3,4]	Ginnie Mae II Pool	2.500%	7/15/54	2,500	2,099
[3,4]	Ginnie Mae II Pool	3.000%	9/20/51–7/15/54	2,750	2,399
[3,4]	Ginnie Mae II Pool	3.500%	7/15/54	1,750	1,571
[3,4]	Ginnie Mae II Pool	4.000%	7/15/54	1,500	1,385
[3,4]	Ginnie Mae II Pool	4.500%	7/15/54	1,550	1,473
[3,4]	Ginnie Mae II Pool	5.000%	7/15/54	1,750	1,703
[3,4]	Ginnie Mae II Pool	5.500%	7/15/54	1,750	1,736
[3,4]	Ginnie Mae II Pool	6.000%	7/15/54	1,680	1,687
[3,4]	Ginnie Mae II Pool	6.500%	7/15/54–8/15/54	750	760
[3,4,5]	UMBS Pool	1.500%	7/25/39	1,000	853
[3,4,5]	UMBS Pool	2.000%	7/25/39–7/25/54	16,538	13,247
[3,4,5]	UMBS Pool	2.500%	7/25/39–7/25/54	10,712	8,977
[3,4,5]	UMBS Pool	3.000%	7/25/39–7/25/54	7,692	6,622
[3,4,5]	UMBS Pool	3.500%	7/25/39–8/25/54	4,750	4,216
[3,4,5]	UMBS Pool	4.000%	7/25/54	3,500	3,201
[3,4,5]	UMBS Pool	4.500%	7/25/54	2,750	2,591
[3,4,5]	UMBS Pool	5.000%	7/25/54	3,250	3,140
[3,4,5]	UMBS Pool	5.500%	7/25/54	3,750	3,698
[3,4,5]	UMBS Pool	6.500%	7/25/54	2,000	2,036
[3,4,5]	UMBS Pool	7.000%	7/25/54	750	771
					66,184
Total U.S. Government and Agency Obligations (Cost $250,987)					250,458
Asset-Backed/Commercial Mortgage-Backed Securities (4.4%)
[3]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.380%	6/18/29	230	230
[3,6]	ARI Fleet Lease Trust Series 2024-B	5.260%	4/15/33	100	100
[3,6]	Aventura Mall Trust Series 2018-AVM	4.249%	7/5/40	125	118
[3,6]	Avis Budget Rental Car Funding AESOP LLC Series 2023-1A	6.230%	4/20/29	100	100
[3,6]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/30	125	128
[3,6]	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A	6.480%	6/20/30	100	101
[3]	BANK Series 2022-BNK40	3.506%	3/15/64	225	198
[3]	BANK Series 2024-5YR7	5.769%	6/15/57	720	730
[3]	BANK Series 2024-BNK47	5.716%	6/15/57	650	669
[3,6]	Bank of America Auto Trust Series 2024-1A	5.310%	6/17/30	100	101
[3]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/57	225	231
[3]	BBCMS Mortgage Trust Series 2024-5C25	6.358%	3/15/57	225	230
[3]	BBCMS Mortgage Trust Series 2024-C26	5.829%	5/15/57	250	260
[3]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	225	211
[3]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/55	225	212
[3]	BMO Mortgage Trust Series 2023-C7	6.160%	12/15/56	225	238
[3]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/57	225	236
[3,4]	BMO Mortgage Trust Series 2024-C9	5.759%	7/15/57	460	474
[3,6]	BX Trust Series 2019-OC11	3.202%	12/9/41	225	200
[3,6]	Chase Auto Owner Trust Series 2024-1A	5.360%	1/25/30	125	125
[3,6]	Chase Auto Owner Trust Series 2024-1A	5.870%	6/25/31	125	125
[3,6]	Citizens Auto Receivables Trust Series 2024-1	5.030%	10/15/30	185	184
[3,6,7]	Connecticut Avenue Securities Trust Series 2024-R04, SOFR30A + 1.000%	6.335%	5/25/44	298	299
[3,6]	DB Master Finance LLC Series 2019-1A	4.352%	5/20/49	57	54
[3,6]	Domino's Pizza Master Issuer LLC Series 2019-1A	3.668%	10/25/49	288	262
[3]	Drive Auto Receivables Trust Series 2024-1	5.430%	11/17/31	100	99
[3,6]	Enterprise Fleet Financing LLC Series 2024-1	5.160%	9/20/30	125	125
[3]	First National Master Note Trust Series 2024-1	5.340%	5/15/30	180	181
[3,6]	Ford Credit Auto Owner Trust Series 2023-1	4.850%	8/15/35	125	124
[3,6]	Ford Credit Auto Owner Trust Series 2024-1	5.240%	8/15/36	125	124
[3]	Ford Credit Auto Owner Trust Series 2024-A	5.260%	11/15/29	125	125
[3]	Ford Credit Auto Owner Trust Series 2024-B	5.230%	5/15/30	170	170
[3,6]	Ford Credit Floorplan Master Owner Trust A Series 2024-2	5.240%	4/15/31	160	161
[3,6]	Ford Credit Floorplan Master Owner Trust A Series 2024-2	5.560%	4/15/31	125	126
[3,5,6,7]	Freddie Mac STACR REMICS Trust Series 2024-DNA1, SOFR30A + 1.350%	6.685%	2/25/44	121	121
[3,5,6,7]	Freddie Mac STACR REMICS Trust Series 2024-DNA2, SOFR30A + 1.250%	6.585%	5/25/44	99	99
[3]	GM Financial Automobile Leasing Trust Series 2024-2	5.560%	5/22/28	125	126
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	5.160%	8/16/29	125	125
[3,6]	GM Financial Revolving Receivables Trust Series 2023-1	5.120%	4/11/35	125	125

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,6]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/15/31	175	175
[3,6]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.350%	3/15/31	125	125
[3,6]	GreatAmerica Leasing Receivables Funding LLC Series 2024-1	5.080%	12/16/30	75	75
[3]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	225	198
[3,6]	HPEFS Equipment Trust Series 2024-1A	5.820%	11/20/31	135	135
[3,6]	HPEFS Equipment Trust Series 2024-2A	5.520%	10/20/31	100	100
[3,6]	Hyundai Auto Lease Securitization Trust Series 2024-A	5.350%	5/15/28	125	125
[3,6]	Hyundai Auto Lease Securitization Trust Series 2024-B	5.560%	8/15/28	125	125
[3,6]	LAD Auto Receivables Trust Series 2024-2A	5.460%	7/16/29	70	70
[3,6]	LAD Auto Receivables Trust Series 2024-2A	5.500%	7/16/29	50	50
[3,6]	LAD Auto Receivables Trust Series 2024-2A	5.660%	10/15/29	30	30
[3,6]	LAD Auto Receivables Trust Series 2024-2A	6.370%	10/15/31	30	30
[3,6]	M&T Bank Auto Receivables Trust Series 2024-1A	5.150%	2/17/32	125	125
[3]	Morgan Stanley Capital I Trust Series 2018-L1	4.407%	10/15/51	225	214
[3,6]	Navistar Financial Dealer Note Master Owner Trust Series 2024-1	5.590%	4/25/29	125	125
[3,6]	PFS Financing Corp. Series 2024-B	4.950%	2/15/29	125	124
[3,6]	Progress Residential Trust Series 2024-SFR1	3.350%	2/17/41	100	92
[3,6]	Progress Residential Trust Series 2024-SFR3	3.000%	6/17/41	125	113
[3,4,6]	Progress Residential Trust Series 2024-SFR4	3.100%	7/9/29	330	297
[3]	Santander Drive Auto Receivables Trust Series 2024-1	5.450%	3/15/30	75	75
[3]	Santander Drive Auto Receivables Trust Series 2024-2	6.280%	8/15/31	125	127
[3]	Santander Drive Auto Receivables Trust Series 2024-3	5.550%	9/17/29	170	170
[3]	Santander Drive Auto Receivables Trust Series 2024-3	5.640%	8/15/30	180	180
[3]	Santander Drive Auto Receivables Trust Series 2024-3	5.970%	10/15/31	190	191
[3,6]	SBNA Auto Lease Trust Series 2024-B	5.550%	12/20/28	100	100
[3,6]	SBNA Auto Receivables Trust Series 2024-A	6.040%	4/15/30	90	90
[3,6]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.510%	1/20/32	125	125
[3,6]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.330%	11/20/29	100	100
[3,6]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.540%	2/20/32	125	125
[3,6]	SMB Private Education Loan Trust Series 2024-A	5.240%	3/15/56	98	97
[3,6]	SMB Private Education Loan Trust Series 2024-C	5.500%	6/17/52	99	99
[3,6]	Subway Funding LLC Series 2024-1A	6.028%	7/30/54	450	454
[3,6]	Subway Funding LLC Series 2024-1A	6.268%	7/30/54	240	243
[3,6]	Subway Funding LLC Series 2024-1A	6.505%	7/30/54	220	224
[3,4,6]	TIF Funding III LLC Series 2024-2A	5.540%	7/20/49	300	299
[3,6]	Toyota Auto Loan Extended Note Trust Series 2024-1A	5.160%	11/25/36	360	362
[3]	Toyota Auto Receivables Owner Trust Series 2024-A	4.770%	4/16/29	185	184
[3,6]	Trinity Rail Leasing LLC Series 2024-1A	5.780%	5/19/54	239	240
[3,6]	Verizon Master Trust Series 2024-2	4.830%	12/22/31	190	188
[3,6]	Verizon Master Trust Series 2024-2	5.320%	12/22/31	125	123
[3,6]	Verizon Master Trust Series 2024-5	5.000%	6/21/32	500	498
[3,6]	Verizon Master Trust Series 2024-5	5.250%	6/21/32	280	279
[3,6]	Verizon Master Trust Series 2024-5	5.490%	6/21/32	130	130
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	720	694
[3,6]	Wendy's Funding LLC Series 2019-1A	4.080%	6/15/49	89	83
[3]	World Omni Automobile Lease Securitization Trust Series 2024-A	5.620%	9/17/29	125	126
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $15,572)					15,581
Corporate Bonds (24.1%)
Communications (2.3%)
	AT&T Inc.	2.750%	6/1/31	500	428
	AT&T Inc.	2.250%	2/1/32	70	57
	AT&T Inc.	3.650%	6/1/51	190	134
	AT&T Inc.	3.550%	9/15/55	30	20
	AT&T Inc.	3.650%	9/15/59	120	80
	Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/54	190	184
[8]	Booking Holdings Inc.	4.000%	3/1/44	100	104
[6]	CCO Holdings LLC	4.750%	3/1/30	60	52
	Charter Communications Operating LLC	3.750%	2/15/28	829	771
	Charter Communications Operating LLC	2.300%	2/1/32	78	60
	Charter Communications Operating LLC	4.400%	4/1/33	128	113
	Charter Communications Operating LLC	6.650%	2/1/34	8	8
	Charter Communications Operating LLC	3.500%	3/1/42	70	47
	Charter Communications Operating LLC	6.484%	10/23/45	30	27
[9]	CK Hutchison Group Telecom Finance SA	2.625%	10/17/34	200	184
	Comcast Corp.	5.100%	6/1/29	300	302
	Comcast Corp.	3.750%	4/1/40	300	244
	Comcast Corp.	5.650%	6/1/54	620	619
	Comcast Corp.	2.987%	11/1/63	40	23

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Discovery Communications LLC	3.625%	5/15/30	90	79
	Discovery Communications LLC	6.350%	6/1/40	30	29
[6]	DISH Network Corp.	11.750%	11/15/27	20	20
	Fox Corp.	6.500%	10/13/33	407	426
[6]	Frontier Communications Holdings LLC	8.625%	3/15/31	30	31
	Netflix Inc.	5.875%	11/15/28	1,340	1,381
[6]	Outfront Media Capital LLC	4.625%	3/15/30	10	9
	Paramount Global	4.600%	1/15/45	75	51
	Rogers Communications Inc.	5.000%	2/15/29	400	395
	Rogers Communications Inc.	5.300%	2/15/34	70	69
	Sprint Capital Corp.	8.750%	3/15/32	50	60
	Time Warner Cable LLC	7.300%	7/1/38	30	30
	Time Warner Cable LLC	5.875%	11/15/40	270	235
	Time Warner Cable LLC	4.500%	9/15/42	130	95
	T-Mobile USA Inc.	4.850%	1/15/29	90	89
[8]	T-Mobile USA Inc.	3.700%	5/8/32	100	107
	T-Mobile USA Inc.	4.375%	4/15/40	200	173
	T-Mobile USA Inc.	5.500%	1/15/55	55	53
	T-Mobile USA Inc.	3.600%	11/15/60	30	20
	T-Mobile USA Inc.	5.800%	9/15/62	40	40
[6]	Univision Communications Inc.	8.000%	8/15/28	45	44
[6]	Univision Communications Inc.	8.500%	7/31/31	2	2
	Verizon Communications Inc.	3.400%	3/22/41	462	353
	Verizon Communications Inc.	5.500%	2/23/54	80	78
	Verizon Communications Inc.	3.700%	3/22/61	40	28
	Vodafone Group plc	4.875%	6/19/49	70	61
	Vodafone Group plc	5.625%	2/10/53	30	29
	Vodafone Group plc	5.750%	6/28/54	480	465
[6]	VZ Secured Financing BV	5.000%	1/15/32	30	26
	Warnermedia Holdings Inc.	4.279%	3/15/32	105	92
	Warnermedia Holdings Inc.	5.050%	3/15/42	25	20
					8,047
Consumer Discretionary (1.9%)
[6]	1011778 BC ULC	6.125%	6/15/29	15	15
[8]	Aptiv plc	4.250%	6/11/36	100	106
	AutoZone Inc.	5.100%	7/15/29	1,500	1,493
	AutoZone Inc.	5.400%	7/15/34	500	495
[6]	Boyne USA Inc.	4.750%	5/15/29	15	14
[6]	Brink's Co.	6.500%	6/15/29	5	5
[6]	Caesars Entertainment Inc.	8.125%	7/1/27	10	10
[6]	Churchill Downs Inc.	5.750%	4/1/30	10	10
[6]	Churchill Downs Inc.	6.750%	5/1/31	30	30
	Dana Inc.	4.250%	9/1/30	20	17
[6]	Garrett Motion Holdings Inc.	7.750%	5/31/32	5	5
	General Motors Co.	5.000%	4/1/35	188	176
	General Motors Financial Co. Inc.	1.500%	6/10/26	350	324
	General Motors Financial Co. Inc.	4.350%	1/17/27	90	88
	General Motors Financial Co. Inc.	5.350%	7/15/27	135	135
	General Motors Financial Co. Inc.	5.550%	7/15/29	290	290
	General Motors Financial Co. Inc.	5.850%	4/6/30	117	118
	Home Depot Inc.	4.850%	6/25/31	205	203
	Home Depot Inc.	4.950%	6/25/34	245	243
	Home Depot Inc.	5.300%	6/25/54	485	474
	Hyatt Hotels Corp.	5.250%	6/30/29	15	15
	Hyatt Hotels Corp.	5.500%	6/30/34	420	409
	Lowe's Cos. Inc.	3.700%	4/15/46	500	367
	Marriott International Inc.	4.875%	5/15/29	130	128
[6]	MGM China Holdings Ltd.	7.125%	6/26/31	35	35
	MGM Resorts International	6.500%	4/15/32	15	15
[6]	NCL Corp. Ltd.	7.750%	2/15/29	25	26
	Newell Brands Inc.	6.375%	9/15/27	25	25
	Newell Brands Inc.	7.000%	4/1/46	3	2
	Owens Corning	5.500%	6/15/27	770	777
	Owens Corning	5.700%	6/15/34	295	298
	Owens Corning	5.950%	6/15/54	150	151
[3,8]	Robert Bosch GmbH	4.375%	6/2/43	100	108
[6]	Six Flags Entertainment Corp.	6.625%	5/1/32	20	20
[6]	Studio City Finance Ltd.	5.000%	1/15/29	2	2
[6]	Vail Resorts Inc.	6.500%	5/15/32	20	20

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Volkswagen International Finance NV	3.875%	Perpetual	100	103
[6]	Wynn Macau Ltd.	5.125%	12/15/29	2	2
					6,754
Consumer Staples (1.1%)
	Altria Group Inc.	5.375%	1/31/44	300	281
	Altria Group Inc.	3.875%	9/16/46	8	6
	Altria Group Inc.	3.700%	2/4/51	30	20
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	115	105
[3,8]	Anheuser-Busch InBev SA/NV	2.750%	3/17/36	100	98
	BAT Capital Corp.	2.259%	3/25/28	110	98
	BAT Capital Corp.	5.834%	2/20/31	150	152
	BAT Capital Corp.	6.421%	8/2/33	695	726
	BAT Capital Corp.	4.390%	8/15/37	310	261
	BAT Capital Corp.	4.540%	8/15/47	20	15
	BAT Capital Corp.	4.758%	9/6/49	140	110
	BAT Capital Corp.	7.081%	8/2/53	40	43
[6]	Cencosud SA	5.950%	5/28/31	400	401
[6]	Energizer Holdings Inc.	4.375%	3/31/29	30	27
	JBS USA Holding Lux Sarl	5.750%	4/1/33	60	60
[6]	JBS USA Holding Lux Sarl	6.750%	3/15/34	8	8
	JBS USA Holding Lux Sarl	6.500%	12/1/52	10	10
[6]	JBS USA Holding Lux Sarl	7.250%	11/15/53	93	101
[6]	KeHE Distributors LLC	9.000%	2/15/29	45	46
	Keurig Dr Pepper Inc.	4.500%	11/15/45	30	26
	Kraft Heinz Foods Co.	4.875%	10/1/49	200	174
[6]	Lamb Weston Holdings Inc.	4.125%	1/31/30	10	9
	Philip Morris International Inc.	3.125%	8/17/27	130	123
[8]	Philip Morris International Inc.	3.750%	1/15/31	100	106
	Philip Morris International Inc.	5.750%	11/17/32	500	511
	Philip Morris International Inc.	5.250%	2/13/34	230	226
[8]	Philip Morris International Inc.	1.450%	8/1/39	100	71
	Philip Morris International Inc.	4.500%	3/20/42	70	60
					3,874
Energy (1.6%)
[6]	Blue Racer Midstream LLC	7.000%	7/15/29	11	11
[6]	Blue Racer Midstream LLC	7.250%	7/15/32	5	5
	Canadian Natural Resources Ltd.	6.250%	3/15/38	8	8
	Cenovus Energy Inc.	2.650%	1/15/32	85	70
	Cheniere Energy Partners LP	3.250%	1/31/32	440	375
[6]	Civitas Resources Inc.	8.375%	7/1/28	25	26
[6]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/34	350	344
	DCP Midstream Operating LP	3.250%	2/15/32	250	214
[6]	DCP Midstream Operating LP	6.750%	9/15/37	58	62
	Diamondback Energy Inc.	5.200%	4/18/27	175	175
	Diamondback Energy Inc.	5.750%	4/18/54	100	97
	Diamondback Energy Inc.	5.900%	4/18/64	240	232
	Enbridge Energy Partners LP	7.375%	10/15/45	118	135
	Enbridge Inc.	5.300%	4/5/29	45	45
	Enbridge Inc.	4.500%	6/10/44	70	58
	Enbridge Inc.	5.950%	4/5/54	310	308
	Energy Transfer LP	5.250%	7/1/29	115	114
	Energy Transfer LP	3.750%	5/15/30	40	37
	Energy Transfer LP	6.400%	12/1/30	35	37
	Energy Transfer LP	6.550%	12/1/33	92	97
	Energy Transfer LP	5.300%	4/1/44	8	7
	Energy Transfer LP	5.000%	5/15/50	91	77
	Energy Transfer LP	5.950%	5/15/54	170	165
	Enterprise Products Operating LLC	4.850%	1/31/34	100	97
	Enterprise Products Operating LLC	4.850%	8/15/42	50	45
[3]	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/27	112	105
	Halliburton Co.	4.750%	8/1/43	300	264
[6]	Hess Midstream Operations LP	6.500%	6/1/29	2	2
[6]	Kinetik Holdings LP	5.875%	6/15/30	2	2
	Marathon Oil Corp.	5.300%	4/1/29	90	91
	Occidental Petroleum Corp.	7.875%	9/15/31	255	286
	Occidental Petroleum Corp.	6.600%	3/15/46	20	21
	Occidental Petroleum Corp.	4.400%	4/15/46	300	235
[3]	Petronas Capital Ltd.	3.500%	4/21/30	200	184
	Phillips 66 Co.	5.250%	6/15/31	65	65

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Phillips 66 Co.	5.650%	6/15/54	175	168
	Pioneer Natural Resources Co.	1.900%	8/15/30	140	117
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	550	528
[6]	Schlumberger Holdings Corp.	5.000%	5/29/27	365	364
	Targa Resources Corp.	6.125%	3/15/33	70	72
[6]	Transocean Inc.	8.250%	5/15/29	20	20
[6]	Transocean Inc.	8.500%	5/15/31	20	20
[6]	Transocean Titan Financing Ltd.	8.375%	2/1/28	10	10
[6]	Venture Global LNG Inc.	8.125%	6/1/28	25	26
[6]	Vital Energy Inc.	7.875%	4/15/32	20	20
	Williams Cos. Inc.	5.300%	8/15/28	85	85
[6]	Yinson Boronia Production BV	8.947%	7/31/42	200	202
					5,728
Financials (8.9%)
[3,8]	ABN AMRO Bank NV	5.500%	9/21/33	100	111
	AerCap Ireland Capital DAC	2.450%	10/29/26	270	252
	AerCap Ireland Capital DAC	3.000%	10/29/28	100	91
	Allstate Corp.	5.250%	3/30/33	160	159
	American Express Co.	5.098%	2/16/28	80	80
	American Express Co.	5.915%	4/25/35	1,020	1,038
[6]	AmWINS Group Inc.	6.375%	2/15/29	37	37
	Aon Global Ltd.	4.750%	5/15/45	300	260
	Aon North America Inc.	5.125%	3/1/27	30	30
	Aon North America Inc.	5.150%	3/1/29	150	150
	Aon North America Inc.	5.750%	3/1/54	110	107
	Apollo Global Management Inc.	5.800%	5/21/54	370	364
	Ares Capital Corp.	5.950%	7/15/29	260	255
	Athene Holding Ltd.	6.250%	4/1/54	520	520
[3,8]	AXA SA	3.625%	1/10/33	100	108
[3,8]	Banco de Sabadell SA	5.500%	9/8/29	100	113
	Banco Santander SA	5.294%	8/18/27	400	397
	Banco Santander SA	6.607%	11/7/28	100	105
[4,6]	Bangkok Bank PCL	5.650%	7/5/34	750	748
[3]	Bank of America Corp.	4.271%	7/23/29	620	597
	Bank of America Corp.	5.468%	1/23/35	20	20
[3]	Bank of America Corp.	4.443%	1/20/48	100	85
[3]	Bank of New York Mellon Corp.	3.442%	2/7/28	300	287
[3]	Bank of New York Mellon Corp.	5.802%	10/25/28	500	510
[3]	Bank of New York Mellon Corp.	4.975%	3/14/30	50	50
[3]	Bank of New York Mellon Corp.	4.967%	4/26/34	50	49
[3]	Bank of New York Mellon Corp.	6.474%	10/25/34	50	54
[3]	Bank of New York Mellon Corp.	5.188%	3/14/35	430	424
	Barclays plc	5.674%	3/12/28	200	200
[3]	Barclays plc	5.088%	6/20/30	8	8
	Barclays plc	3.330%	11/24/42	200	143
	Barclays plc	6.036%	3/12/55	200	203
	BlackRock Funding Inc.	5.250%	3/14/54	130	126
[3,8]	Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	700	695
[6]	Blue Owl Finance LLC	6.250%	4/18/34	100	100
[3,8]	BNP Paribas SA	4.750%	11/13/32	100	112
[9]	BPCE SA	2.500%	11/30/32	200	223
[6]	BPCE SA	6.508%	1/18/35	108	108
	Brown & Brown Inc.	5.650%	6/11/34	170	169
	Capital One Financial Corp.	5.468%	2/1/29	294	293
	Charles Schwab Corp.	6.136%	8/24/34	205	214
[3]	Citibank NA	5.570%	4/30/34	930	945
[3]	Citigroup Inc.	4.075%	4/23/29	400	383
[3,9]	Cooperatieve Rabobank UA	5.250%	9/14/27	200	251
[8]	Credit Agricole Assurances SA	2.625%	1/29/48	100	100
	Deutsche Bank AG	5.371%	9/9/27	250	250
	Deutsche Bank AG	5.706%	2/8/28	150	150
	Fifth Third Bancorp	2.550%	5/5/27	500	463
	Fifth Third Bancorp	6.339%	7/27/29	410	420
	Fifth Third Bancorp	5.631%	1/29/32	70	69
[6]	GGAM Finance Ltd.	8.000%	6/15/28	25	26
[6]	Global Atlantic Fin Co.	7.950%	6/15/33	108	118
[6]	Global Atlantic Fin Co.	6.750%	3/15/54	70	69
	Goldman Sachs Group Inc.	5.727%	4/25/30	725	738
	Goldman Sachs Group Inc.	6.750%	10/1/37	50	54

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Group Inc.	6.250%	2/1/41	100	106
[6]	Howden UK Refinance plc	7.250%	2/15/31	10	10
[6]	Howden UK Refinance plc	8.125%	2/15/32	30	30
	HSBC Holdings plc	5.597%	5/17/28	650	653
[3]	HSBC Holdings plc	4.583%	6/19/29	200	193
	HSBC Holdings plc	5.733%	5/17/32	1,215	1,218
	Huntington Bancshares Inc.	5.709%	2/2/35	40	39
	Huntington National Bank	5.650%	1/10/30	50	50
	Intercontinental Exchange Inc.	5.250%	6/15/31	130	131
	Jefferies Financial Group Inc.	6.450%	6/8/27	500	512
	JPMorgan Chase & Co.	5.040%	1/23/28	480	478
	JPMorgan Chase & Co.	5.012%	1/23/30	260	258
	JPMorgan Chase & Co.	5.581%	4/22/30	790	803
	JPMorgan Chase & Co.	5.336%	1/23/35	160	159
	LPL Holdings Inc.	6.000%	5/20/34	445	444
[6]	Lseg US Fin Corp.	4.875%	3/28/27	200	198
[6]	Lseg US Fin Corp.	5.297%	3/28/34	200	199
	M&T Bank Corp.	4.553%	8/16/28	150	144
	M&T Bank Corp.	6.082%	3/13/32	921	918
	M&T Bank Corp.	5.053%	1/27/34	8	7
[6]	Macquarie Airfinance Holdings Ltd.	6.400%	3/26/29	4	4
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	300	289
[3]	MDGH GMTN RSC Ltd.	3.000%	3/28/27	200	189
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	200	200
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/35	500	498
	Morgan Stanley	5.123%	2/1/29	100	100
	Morgan Stanley	5.173%	1/16/30	20	20
	Morgan Stanley	5.466%	1/18/35	70	70
	Morgan Stanley	5.948%	1/19/38	8	8
[3]	Morgan Stanley	4.457%	4/22/39	410	366
[3]	Morgan Stanley Bank NA	5.504%	5/26/28	250	252
	Nasdaq Inc.	2.500%	12/21/40	365	239
[6]	Nationstar Mortgage Holdings Inc.	5.000%	2/1/26	10	10
[6]	NatWest Markets plc	5.416%	5/17/27	1,250	1,250
[6]	NatWest Markets plc	5.410%	5/17/29	500	500
[4]	Nomura Holdings Inc.	5.594%	7/2/27	292	292
[4]	Nomura Holdings Inc.	5.783%	7/3/34	508	506
[6]	Penske Truck Leasing Co. LP	5.250%	7/1/29	1,010	1,002
[3]	PNC Bank NA	4.050%	7/26/28	450	428
	PNC Financial Services Group Inc.	6.615%	10/20/27	50	51
	PNC Financial Services Group Inc.	5.492%	5/14/30	530	533
	PNC Financial Services Group Inc.	5.939%	8/18/34	120	123
	PNC Financial Services Group Inc.	5.676%	1/22/35	35	35
[3]	Prudential Financial Inc.	5.700%	12/14/36	100	102
[3]	Prudential Financial Inc.	4.600%	5/15/44	150	131
	Prudential Financial Inc.	6.500%	3/15/54	40	40
[3,8]	Raiffeisen Schweiz Genossenschaft	5.230%	11/1/27	300	334
	Regions Financial Corp.	5.722%	6/6/30	370	370
[6]	RGA Global Funding	5.500%	1/11/31	200	200
[3]	Royal Bank of Canada	6.000%	11/1/27	500	512
[6]	Societe Generale SA	6.066%	1/19/35	8	8
[6]	Standard Chartered plc	5.688%	5/14/28	200	200
[6]	Standard Chartered plc	5.905%	5/14/35	370	367
	UBS AG	7.500%	2/15/28	328	351
[6]	UBS Group AG	4.282%	1/9/28	350	336
[6]	UBS Group AG	5.617%	9/13/30	330	332
[3]	US Bancorp	3.100%	4/27/26	400	384
	US Bancorp	5.384%	1/23/30	150	150
[8]	US Bancorp	4.009%	5/21/32	300	321
	US Bancorp	5.678%	1/23/35	165	166
[3]	Wells Fargo & Co.	3.068%	4/30/41	100	73
					31,523
Health Care (1.5%)
	AbbVie Inc.	4.800%	3/15/27	725	722
	AbbVie Inc.	4.800%	3/15/29	250	248
	AbbVie Inc.	4.050%	11/21/39	70	61
	AbbVie Inc.	5.400%	3/15/54	861	852
	Aetna Inc.	3.875%	8/15/47	392	284
	Amgen Inc.	4.200%	3/1/33	200	185

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amgen Inc.	5.600%	3/2/43	80	79
	Amgen Inc.	4.563%	6/15/48	40	34
	Amgen Inc.	5.750%	3/2/63	30	29
	AstraZeneca Finance LLC	4.850%	2/26/29	65	65
	AstraZeneca Finance LLC	2.250%	5/28/31	250	211
[6]	Bausch + Lomb Corp.	8.375%	10/1/28	30	31
	Becton Dickinson & Co.	4.874%	2/8/29	100	99
[8]	Becton Dickinson Euro Finance Sarl	4.029%	6/7/36	100	107
	Bristol-Myers Squibb Co.	4.900%	2/22/27	60	60
	Bristol-Myers Squibb Co.	4.900%	2/22/29	105	105
	Bristol-Myers Squibb Co.	5.650%	2/22/64	130	127
[6]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	30	29
[6]	Community Health Systems Inc.	5.625%	3/15/27	10	9
[6]	Community Health Systems Inc.	10.875%	1/15/32	7	7
	CVS Health Corp.	5.125%	2/21/30	622	615
	CVS Health Corp.	4.125%	4/1/40	130	105
	CVS Health Corp.	6.000%	6/1/63	70	67
[6]	DaVita Inc.	3.750%	2/15/31	30	26
	Elevance Health Inc.	5.150%	6/15/29	180	180
	Elevance Health Inc.	6.100%	10/15/52	100	105
	Elevance Health Inc.	5.650%	6/15/54	370	366
[6]	Fortrea Holdings Inc.	7.500%	7/1/30	10	10
	HCA Inc.	6.000%	4/1/54	90	89
[3,8]	Koninklijke Philips NV	4.250%	9/8/31	100	110
[6]	Medline Borrower LP	6.250%	4/1/29	3	3
[8]	Medtronic Inc.	3.875%	10/15/36	100	108
[6]	Organon & Co.	5.125%	4/30/31	5	4
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	100	64
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	40	38
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	25	24
	UnitedHealth Group Inc.	6.500%	6/15/37	100	110
	Zoetis Inc.	4.700%	2/1/43	100	89
					5,457
Industrials (2.0%)
[6]	American Airlines Inc.	7.250%	2/15/28	25	25
[6]	American Airlines Inc.	8.500%	5/15/29	30	31
[8]	Ayvens SA	4.000%	1/24/31	100	107
[6]	Boeing Co.	6.298%	5/1/29	10	10
[6]	Boeing Co.	6.388%	5/1/31	50	51
[6]	Boeing Co.	6.528%	5/1/34	122	125
	Boeing Co.	5.705%	5/1/40	100	92
[6]	Boeing Co.	6.858%	5/1/54	100	103
[6]	Boeing Co.	7.008%	5/1/64	110	113
[6]	Bombardier Inc.	7.000%	6/1/32	5	5
	Burlington Northern Santa Fe LLC	5.500%	3/15/55	120	120
[6]	Delta Air Lines Inc.	4.750%	10/20/28	500	488
[6]	EMRLD Borrower LP	6.625%	12/15/30	30	30
[6]	ERAC USA Finance LLC	7.000%	10/15/37	150	170
[6]	Gates Corp.	6.875%	7/1/29	5	5
[6]	Genesee & Wyoming Inc.	6.250%	4/15/32	20	20
[6]	Herc Holdings Inc.	6.625%	6/15/29	5	5
	Hillenbrand Inc.	6.250%	2/15/29	10	10
	Honeywell International Inc.	5.250%	3/1/54	190	184
	Honeywell International Inc.	5.350%	3/1/64	130	126
	Ingersoll Rand Inc.	5.197%	6/15/27	30	30
	Ingersoll Rand Inc.	5.176%	6/15/29	10	10
	Ingersoll Rand Inc.	5.314%	6/15/31	30	30
	Ingersoll Rand Inc.	5.450%	6/15/34	40	40
	Ingersoll Rand Inc.	5.700%	6/15/54	110	111
[8]	International Consolidated Airlines Group SA	3.750%	3/25/29	100	105
	L3Harris Technologies Inc.	5.250%	6/1/31	120	120
	Lockheed Martin Corp.	4.300%	6/15/62	100	81
	Lockheed Martin Corp.	5.200%	2/15/64	110	104
[6]	Mileage Plus Holdings LLC	6.500%	6/20/27	2,370	2,375
[3,8]	Motability Operations Group plc	3.875%	1/24/34	100	106
	Norfolk Southern Corp.	3.050%	5/15/50	585	381
	Norfolk Southern Corp.	5.950%	3/15/64	40	41
	Northrop Grumman Corp.	4.030%	10/15/47	500	396
	Northrop Grumman Corp.	5.200%	6/1/54	170	159

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Parker-Hannifin Corp.	4.000%	6/14/49	500	390
[6]	Rolls-Royce plc	3.625%	10/14/25	10	10
	RTX Corp.	6.050%	6/1/36	120	125
	RTX Corp.	4.875%	10/15/40	53	48
	RTX Corp.	3.750%	11/1/46	500	374
[3]	Ryder System Inc.	5.300%	3/15/27	30	30
[6]	TransDigm Inc.	6.375%	3/1/29	5	5
	Union Pacific Corp.	3.799%	4/6/71	200	141
[6]	Velocity Vehicle Group LLC	8.000%	6/1/29	3	3
					7,035
Materials (0.5%)
[6]	Antofagasta plc	6.250%	5/2/34	200	207
[6]	Ardagh Metal Packaging Finance USA LLC	6.000%	6/15/27	30	29
	Ball Corp.	6.000%	6/15/29	10	10
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	300	281
[6]	Chemours Co.	4.625%	11/15/29	30	26
	Dow Chemical Co.	5.600%	2/15/54	85	82
	Georgia-Pacific LLC	7.750%	11/15/29	100	113
[6]	NOVA Chemicals Corp.	8.500%	11/15/28	10	10
[6]	NOVA Chemicals Corp.	4.250%	5/15/29	2	2
[6]	NOVA Chemicals Corp.	9.000%	2/15/30	13	14
	Nutrien Ltd.	4.900%	3/27/28	70	69
	Nutrien Ltd.	4.900%	6/1/43	200	178
[6]	Olympus Water US Holding Corp.	7.250%	6/15/31	40	40
[6]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	30	30
[6]	Owens-Brockway Glass Container Inc.	7.375%	6/1/32	5	5
[6]	Smurfit Kappa Treasury ULC	5.200%	1/15/30	200	199
[6]	Smurfit Kappa Treasury ULC	5.438%	4/3/34	200	198
	Southern Copper Corp.	3.875%	4/23/25	95	93
	Vale Overseas Ltd.	3.750%	7/8/30	300	270
[6]	WR Grace Holdings LLC	5.625%	8/15/29	30	27
					1,883
Real Estate (0.8%)
	American Tower Corp.	3.550%	7/15/27	500	475
[3,8]	Aroundtown SA	0.375%	4/15/27	100	93
	AvalonBay Communities Inc.	5.350%	6/1/34	85	85
	Crown Castle Inc.	3.800%	2/15/28	300	284
	Digital Realty Trust LP	3.700%	8/15/27	500	477
	Extra Space Storage LP	3.900%	4/1/29	180	169
	Highwoods Realty LP	7.650%	2/1/34	74	79
	Host Hotels & Resorts LP	5.700%	7/1/34	80	79
[8]	ICADE	0.625%	1/18/31	100	85
	Kilroy Realty LP	4.750%	12/15/28	22	21
	Kimco Realty OP LLC	4.250%	4/1/45	8	6
[4,6]	Ladder Capital Finance Holdings LLLP	7.000%	7/15/31	5	5
	Mid-America Apartments LP	5.000%	3/15/34	110	107
[6]	Park Intermediate Holdings LLC	7.000%	2/1/30	2	2
[3,8]	Prologis International Funding II SA	4.625%	2/21/35	100	110
	Prologis LP	1.750%	2/1/31	100	81
	Prologis LP	5.000%	3/15/34	150	147
	Prologis LP	5.250%	3/15/54	50	47
	Realty Income Corp.	5.125%	2/15/34	200	194
	Regency Centers LP	5.250%	1/15/34	200	195
	Sabra Health Care LP	3.200%	12/1/31	8	7
	Sun Communities Operating LP	5.500%	1/15/29	90	90
					2,838
Technology (0.8%)
	Atlassian Corp.	5.250%	5/15/29	240	240
	Atlassian Corp.	5.500%	5/15/34	210	208
[6]	Broadcom Inc.	1.950%	2/15/28	90	80
	Broadcom Inc.	4.750%	4/15/29	400	394
[6]	Broadcom Inc.	3.469%	4/15/34	372	317
[6]	Broadcom Inc.	4.926%	5/15/37	100	94
[6]	Broadcom Inc.	3.500%	2/15/41	100	77
[6]	Central Parent LLC	8.000%	6/15/29	30	30
	Cisco Systems Inc.	5.350%	2/26/64	120	117
[6]	Cloud Software Group Inc.	6.500%	3/31/29	30	29
[6]	Cloud Software Group Inc.	8.250%	6/30/32	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dell International LLC	5.300%	10/1/29	500	503
	Dell International LLC	5.400%	4/15/34	210	208
	Dell International LLC	8.350%	7/15/46	8	10
[6]	Entegris Inc.	4.750%	4/15/29	10	9
[6]	Insight Enterprises Inc.	6.625%	5/15/32	2	2
	Intel Corp.	5.900%	2/10/63	20	20
	Kyndryl Holdings Inc.	6.350%	2/20/34	30	30
[6]	McAfee Corp.	7.375%	2/15/30	26	24
	PayPal Holdings Inc.	5.500%	6/1/54	300	291
[6]	SS&C Technologies Inc.	5.500%	9/30/27	10	10
	Texas Instruments Inc.	5.150%	2/8/54	120	115
[6]	UKG Inc.	6.875%	2/1/31	45	46
	Western Digital Corp.	2.850%	2/1/29	8	7
					2,866
Utilities (2.7%)
	AEP Texas Inc.	5.450%	5/15/29	120	121
	AEP Transmission Co. LLC	3.800%	6/15/49	240	177
	Alabama Power Co.	5.850%	11/15/33	220	229
	Ameren Corp.	1.750%	3/15/28	300	265
[8]	Amprion GmbH	3.450%	9/22/27	100	106
[3,8]	Amprion GmbH	3.875%	9/7/28	200	216
	Black Hills Corp.	6.000%	1/15/35	450	453
	CenterPoint Energy Inc.	5.400%	6/1/29	400	401
[6]	Clearway Energy Operating LLC	4.750%	3/15/28	5	5
[6]	Clearway Energy Operating LLC	3.750%	2/15/31	20	17
	Commonwealth Edison Co.	5.900%	3/15/36	215	223
[3]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	210	179
	Consumers Energy Co.	4.600%	5/30/29	110	108
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	129	126
	DTE Energy Co.	5.850%	6/1/34	350	355
	Duke Energy Carolinas LLC	3.750%	6/1/45	255	192
	Duke Energy Corp.	4.850%	1/5/29	175	173
[8]	Duke Energy Corp.	3.750%	4/1/31	100	105
	Duke Energy Florida LLC	3.400%	10/1/46	500	351
	Duke Energy Florida LLC	6.200%	11/15/53	200	212
	Duke Energy Ohio Inc.	5.550%	3/15/54	100	96
	Entergy Arkansas LLC	3.350%	6/15/52	330	222
	Exelon Corp.	4.450%	4/15/46	400	330
	Exelon Corp.	5.600%	3/15/53	50	48
[3]	Georgia Power Co.	4.750%	9/1/40	100	90
	MidAmerican Energy Co.	5.300%	2/1/55	70	67
	National Grid plc	5.418%	1/11/34	300	294
[6]	Niagara Mohawk Power Corp.	5.664%	1/17/54	30	29
	NiSource Inc.	5.250%	3/30/28	500	499
	NiSource Inc.	5.200%	7/1/29	360	359
	NiSource Inc.	5.350%	4/1/34	679	666
	NiSource Inc.	4.375%	5/15/47	150	120
	OGE Energy Corp.	5.450%	5/15/29	150	151
	Oglethorpe Power Corp.	6.200%	12/1/53	58	59
[6]	Oglethorpe Power Corp.	5.800%	6/1/54	495	485
	Pacific Gas & Electric Co.	4.200%	3/1/29	70	66
	Pacific Gas & Electric Co.	5.550%	5/15/29	90	90
	Pacific Gas & Electric Co.	5.800%	5/15/34	60	60
	Pacific Gas & Electric Co.	4.500%	7/1/40	28	23
	Pacific Gas & Electric Co.	3.300%	8/1/40	8	6
	Pacific Gas & Electric Co.	6.750%	1/15/53	50	52
[6]	Pattern Energy Operations LP	4.500%	8/15/28	2	2
	Public Service Enterprise Group Inc.	5.200%	4/1/29	240	239
	San Diego Gas & Electric Co.	5.550%	4/15/54	240	235
[3,8]	Severn Trent Utilities Finance plc	4.000%	3/5/34	100	105
	Southern California Edison Co.	4.875%	2/1/27	300	298
	Southern California Edison Co.	5.450%	6/1/31	410	413
[3]	Southern California Gas Co.	3.950%	2/15/50	110	83
	Tampa Electric Co.	4.900%	3/1/29	200	199
[3]	Virginia Electric & Power Co.	3.800%	9/15/47	362	268
[3]	Virginia Electric & Power Co.	4.625%	5/15/52	75	63
					9,731
Total Corporate Bonds (Cost $86,151)					85,736

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Sovereign Bonds (10.9%)
	Asian Infrastructure Investment Bank	4.250%	3/13/34	585	571
[3]	Banco del Estado de Chile	2.704%	1/9/25	500	491
[3,6]	Caisse d'Amortissement de la Dette Sociale	4.500%	5/22/29	652	649
[3]	Cassa Depositi e Prestiti SpA	5.750%	5/5/26	3,000	2,990
[3,6]	Cassa Depositi e Prestiti SpA	5.875%	4/30/29	1,514	1,538
[3]	Cassa Depositi e Prestiti SpA	5.875%	4/30/29	1,038	1,054
[3,6]	CDP Financial Inc.	4.875%	6/5/29	1,360	1,374
[3,6]	Central American Bank for Economic Integration	5.000%	1/25/27	245	244
	Corp. Andina de Fomento	5.000%	1/24/29	290	290
[3]	Corp. Nacional del Cobre de Chile	5.125%	2/2/33	555	525
[3,6,10]	Development Bank of Japan Inc.	4.625%	4/10/29	200	200
[3,6]	Dominican Republic	7.050%	2/3/31	200	206
	Ecopetrol SA	8.625%	1/19/29	500	525
[8]	European Investment Bank	2.875%	10/15/31	1,125	1,196
[3,8]	European Union	3.125%	12/4/30	150	162
[3,8]	European Union	0.700%	7/6/51	1,330	753
[3,8]	European Union	3.375%	10/5/54	270	278
	Federative Republic of Brazil	7.125%	5/13/54	286	276
[6,8]	Hellenic Republic	3.375%	6/15/34	2,215	2,300
[6,8]	Hellenic Republic	4.125%	6/15/54	443	456
[3,6]	Japan Finance Organization for Municipalities	5.000%	4/23/29	756	764
[10]	Japan International Cooperation Agency	4.750%	5/21/29	226	227
[3,8,11]	KFW	2.625%	4/26/29	408	432
[6]	Kingdom of Belgium	4.875%	6/10/55	388	381
[3]	Kingdom of Morocco	2.375%	12/15/27	200	178
[3,6]	Kingdom of Saudi Arabia	5.750%	1/16/54	300	290
[6,8]	Kingdom of Spain	3.250%	4/30/34	1,163	1,228
[6,8]	Kingdom of Spain	3.450%	10/31/34	837	892
[6,8]	Kingdom of Spain	4.000%	10/31/54	148	158
[3,6]	KSA Sukuk Ltd.	5.250%	6/4/27	540	541
[3]	Oman Government Bond	4.750%	6/15/26	200	196
[3,6]	Ontario Teachers' Finance Trust	4.625%	4/10/29	250	249
[3]	Paraguay Government Bond	4.950%	4/28/31	200	191
	Petroleos Mexicanos	6.875%	10/16/25	100	100
	Petroleos Mexicanos	4.500%	1/23/26	200	190
	Province of Quebec	4.500%	4/3/29	635	632
[3]	Republic of Chile	2.750%	1/31/27	3,000	2,817
[3]	Republic of Colombia	4.500%	3/15/29	200	182
[3]	Republic of Colombia	3.000%	1/30/30	400	327
[3,8]	Republic of Cyprus	3.250%	6/27/31	625	668
[8]	Republic of Iceland	3.500%	3/21/34	125	135
[3,8]	Republic of Indonesia	3.375%	7/30/25	100	106
[3]	Republic of Indonesia	4.150%	9/20/27	2,691	2,611
	Republic of Indonesia	3.500%	1/11/28	300	283
[4,8]	Republic of Lithuania	3.500%	7/3/31	264	280
[3]	Republic of Panama	3.160%	1/23/30	1,500	1,264
[3]	Republic of Paraguay	5.000%	4/15/26	100	99
	Republic of Peru	2.844%	6/20/30	200	175
[3]	Republic of Peru	2.783%	1/23/31	1,000	858
[3,8]	Republic of Romania	1.750%	7/13/30	456	398
	Republic of South Africa	4.300%	10/12/28	200	184
	Republic of the Philippines	3.229%	3/29/27	200	190
	Republic of the Philippines	5.170%	10/13/27	200	200
	Republic of the Philippines	5.250%	5/14/34	200	200
[3]	Republic of Uzbekistan International Bond	5.375%	2/20/29	300	280
[3]	Republic of Vietnam	4.800%	11/19/24	400	397
[3]	Saudi Arabian Oil Co.	1.625%	11/24/25	200	190
[3]	Serbia International Bond	6.250%	5/26/28	250	253
	State of Israel	5.375%	3/12/29	280	275
[3,8]	State of North Rhine-Westphalia Germany	3.000%	6/6/29	1,057	1,137
	United Mexican States	4.125%	1/21/26	200	196
	United Mexican States	4.150%	3/28/27	1,200	1,163
[3]	United Mexican States	2.659%	5/24/31	200	164
[3]	United Mexican States	6.350%	2/9/35	515	518
[8]	Ville de Paris	3.750%	6/22/48	400	414
Total Sovereign Bonds (Cost $38,826)					38,691

			Coupon		Shares	Market Value ($000)
Temporary Cash Investments (1.7%)
Money Market Fund (1.7%)
[12]	Vanguard Market Liquidity Fund (Cost $6,145)		5.380%		61,461	6,145
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Put Swaptions
	5-Year CDX-NA-HY-S42-V1, Credit Protection Purchased, Pays 5.000% Quarterly	JPMC	7/17/24	1.010%	3,810	—
	5-Year CDX-NA-IG-S42-V1, Credit Protection Purchased, Pays 1.000% Quarterly	JPMC	7/17/24	0.650%	3,825	1
Total Options Purchased (Cost $12)						1
Total Investments (111.5%) (Cost $397,693)						396,612
			Coupon	Maturity Date	Face Amount ($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-0.8%)
[3,4,5]	UMBS Pool (Proceeds $2,780)		6.000%	7/25/54	(2,750)	(2,758)
Other Assets and Liabilities—Net (-10.7%)						(38,160)
Net Assets (100%)						355,694
Cost is in $000.
1	Securities with a value of $851,000 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $168,000 have been segregated as initial margin for open centrally cleared swap contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2024.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the aggregate value was $33,831,000, representing 9.5% of net assets.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Face amount denominated in euro.
9	Face amount denominated in British pounds.
10	Guaranteed by the Government of Japan.
11	Guaranteed by the Federal Republic of Germany.
12	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
JPMC—JPMorgan Chase Bank, N.A.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	September 2024	17	1,870	(1)
Long U.S. Treasury Bond	September 2024	4	473	(4)
				(5)

Short Futures Contracts
2-Year U.S. Treasury Note	September 2024	(2)	(408)	—
5-Year U.S. Treasury Note	September 2024	(184)	(19,610)	(93)
Euro-Bobl	September 2024	(38)	(4,739)	(40)
Euro-BTP	September 2024	(4)	(494)	5
Euro-Bund	September 2024	(17)	(2,396)	—
Euro-Buxl	September 2024	(15)	(2,092)	(9)
Euro-OAT	September 2024	(8)	(1,055)	6
Euro-Schatz	September 2024	(7)	(792)	(3)
Long Gilt	September 2024	(11)	(1,357)	—
Mini 10-Year Japanese Government Bond	September 2024	(53)	(4,702)	(1)
Ultra 10-Year U.S. Treasury Note	September 2024	(17)	(1,930)	10
Ultra Long U.S. Treasury Bond	September 2024	(28)	(3,510)	(24)
				(149)
				(154)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
BNP Paribas	7/18/24	EUR	147	USD	158	—	—
Toronto-Dominion Bank	7/18/24	EUR	39	USD	42	—	—
UBS AG	7/18/24	EUR	32	USD	34	—	—
State Street Bank & Trust Co.	7/18/24	JPY	3,324	USD	21	—	(1)
Toronto-Dominion Bank	7/18/24	JPY	3,418	USD	21	—	—
UBS AG	7/18/24	JPY	2,632	USD	17	—	—
UBS AG	7/18/24	MXN	20	USD	1	—	—
State Street Bank & Trust Co.	7/18/24	USD	14,543	EUR	13,384	199	—
State Street Bank & Trust Co.	7/18/24	USD	575	EUR	536	—	(1)
BNP Paribas	7/18/24	USD	119	EUR	111	—	—
JPMorgan Chase Bank, N.A.	7/18/24	USD	27	EUR	25	—	—
JPMorgan Chase Bank, N.A.	7/18/24	USD	17	EUR	15	—	—
UBS AG	7/18/24	USD	423	GBP	331	4	—
State Street Bank & Trust Co.	7/18/24	USD	260	GBP	206	1	—
Toronto-Dominion Bank	7/18/24	USD	3	GBP	2	—	—
BNP Paribas	7/18/24	USD	2	GBP	2	—	—
Toronto-Dominion Bank	7/18/24	USD	36	JPY	5,605	1	—
State Street Bank & Trust Co.	7/18/24	USD	32	JPY	5,090	1	—
						206	(2)
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S42-V1	6/20/29	USD	900	5.000	58	7

Credit Protection Purchased
CDX-NA-IG-S42-V1	6/20/29	USD	21,964	(1.000)	452	—
						7
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
Republic of Panama/Baa3	6/20/29	GSI	620	1.000	(22)	(21)	—	(1)
United Mexican States/Baa2	6/20/29	BARC	1,945	1.000	(8)	(3)	—	(5)
					(30)	(24)	—	(6)
1 Periodic premium received/paid quarterly.
BARC—Barclays Bank plc.
GSI—Goldman Sachs International.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At June 30, 2024, the counterparties had deposited in segregated accounts cash of $140,000 in connection with open forward currency contracts and over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date[1]	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
4/22/26	4/22/25	596,500[2]	0.000[3]	(0.525)[4]	—	—
5/14/28	5/14/27	11,760[5]	3.871[4]	(0.000)[6]	24	24
5/17/28	5/17/27	6,185[5]	3.715[4]	(0.000)[6]	4	4
5/14/34	5/14/29	2,751[5]	0.000[7]	(3.961)[8]	(20)	(20)
5/17/34	5/17/29	1,440[5]	0.000[7]	(3.841)[8]	(4)	(4)
2/15/40	9/3/24	925[5]	4.089[8]	(0.000)[7]	20	20
					24	24
1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Notional amount denominated in Japanese yen.
3 Based on Tokyo Overnight Average Rate (TONAR) as of the most recent reset date. Interest payment received/paid at maturity.
4 Interest payment received/paid at maturity.
5 Notional amount denominated in U.S. dollar.
6 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid at maturity.
7 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
8 Interest payment received/paid annually.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
D.  Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E.  Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
The fund had no open options contracts on futures at June 30, 2024.
F.  Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange.  The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.

The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
G.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
H.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
I.  Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund  trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
J.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	250,458	—	250,458
Asset-Backed/Commercial Mortgage-Backed Securities	—	15,581	—	15,581
Corporate Bonds	—	85,736	—	85,736
Sovereign Bonds	—	38,691	—	38,691
Temporary Cash Investments	6,145	—	—	6,145
Options Purchased	—	1	—	1
Total	6,145	390,467	—	396,612
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	2,758	—	2,758

Derivative Financial Instruments
Assets
Futures Contracts[1]	21	—	—	21
Forward Currency Contracts	—	206	—	206
Swap Contracts	55[1]	—	—	55
Total	76	206	—	282
Liabilities
Futures Contracts[1]	175	—	—	175
Forward Currency Contracts	—	2	—	2
Swap Contracts	24[1]	6	—	30
Total	199	8	—	207
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.